Reserves (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Jan. 28, 2025	Jun. 30, 2024	Jun. 07, 2024
Reserves [Line Items]
Shares issued to directors and management	89,489,621		80,994,098
Booked amount	$ 273,059
Share-based Payment Reserve [Member]
Reserves [Line Items]
Booked amount	$ 546,866
Director [Member]
Reserves [Line Items]
Shares issued to directors and management				50,765
Subsequent Events [Member]
Reserves [Line Items]
Shares issued		89,243